Trade Receivables, Net (Details)	12 Months Ended
Dec. 31, 2024
Bottom of Range [Member]
Trade Receivables, Net [Line Items]
Non-interest bearing term	7 days
Top of Range [Member]
Trade Receivables, Net [Line Items]
Non-interest bearing term	365 days